Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		$ 0	$ 0
Financial Liabilities Fair Value Disclosure, Total		1,342	1,423
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		4,794	10,427
Financial Liabilities Fair Value Disclosure, Total		377	0
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	0
Financial Liabilities Fair Value Disclosure, Total		19,023	24,515
Warrant [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	1,342	1,423
Warrant [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	0	0
Warrant [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	0	0
Liability for Share-Based Compensation | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	0	0
Liability for Share-Based Compensation | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	0	0
Liability for Share-Based Compensation | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[2]	8,814	5,809
Derivative Financial Instruments, Liabilities | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Derivative Financial Instruments, Liabilities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		377
Derivative Financial Instruments, Liabilities | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Derivative Financial Instruments, Assets | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	0
Derivative Financial Instruments, Assets | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		4,794	10,427
Derivative Financial Instruments, Assets | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0	0
Contingent Consideration Payable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0	0
Contingent Consideration Payable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0	0
Contingent Consideration Payable | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 10,209	$ 18,706

[1]	The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.0 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of September 30, 2024 and December 31, 2023, 53,900,329 warrants were outstanding, all of which were considered public warrants.
[2]	As of December 31, 2023, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction and as of September 30, 2024, the liability also includes certain performance awards to be issued in a variable number of shares (Note 10).